Revenue from Contracts with Customers - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract assets	$ 823	$ 743	$ 672
Contract liabilities	172	174	177
Net contract assets	$ 651	$ 569	$ 495